INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 In PRC USD ($)	Dec. 31, 2014 In PRC CNY	Dec. 31, 2013 In PRC USD ($)	Dec. 31, 2012 In PRC USD ($)	Dec. 31, 2014 Switzerland USD ($)	Dec. 31, 2013 Switzerland USD ($)	Dec. 31, 2012 Switzerland USD ($)	Dec. 31, 2014 United States USD ($)	Dec. 31, 2013 United States USD ($)	Dec. 31, 2012 United States USD ($)	Dec. 31, 2014 Other jurisdictions USD ($)	Dec. 31, 2013 Other jurisdictions USD ($)	Dec. 31, 2012 Other jurisdictions USD ($)
TAX EXPENSE
Period of statute of limitations				3 years	3 years
Period of statute of limitations under special circumstances				5 years	5 years
Minimum underpayment of income tax liability, specifically listed as a special circumstance				$ 16,360	100,000
Period of statute of limitations for transfer pricing related adjustment				10 years	10 years
Unrecognized tax benefits pertaining to uncertain tax positions	0	0
Period for which significant increase in unrecognized tax benefit is not expected	12 months
(Loss) income before income taxes:
(Loss) income before income taxes	76,747,723	(85,266,231)	(291,960,599)
Total (loss) income before income taxes				115,838,449		(42,539,327)	(185,318,162)
Total (loss) income before income taxes								1,252,724	(30,799,509)	(51,593,606)	25,056,853	(5,798,384)	(36,911,818)	(65,400,303)	(17,725,779)	(18,137,013)
Current tax (benefit) expense:
Total current tax (benefit) expense	(3,095,573)	4,608,489	(1,146,156)
Total current tax (benefit) expense				3,329,076		149,516	1,946,775
Total current tax (benefit) expense									4,441,146	(4,327,859)	(13,470)	(2,370,118)	876,505	(6,411,179)	2,387,945	358,423
Deferred tax (benefit) expense:
Total deferred tax (benefit) expense	18,583,646	(17,638,880)	(24,258,916)
Total deferred tax (benefit) expense				27,288,797		(20,077,224)	(27,888,483)
Total deferred tax (benefit) expense								(3,307)	(1,230,256)	762,913	(6,131,540)		3,211,018	(2,570,304)	3,668,600	(344,364)
Total income taxes (benefit) expense	$ 15,488,073	$ (13,030,391)	$ (25,405,072)